Long-Term Incentive Plan (Vested Unit Awards) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Total Unit Award Accrual Number (in shares)	436,629	317,037	266,028
Fair Value of Unit Awards on Vesting Date (in millions)	$ 31.0	$ 22.1	$ 19.9
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested	$ 27.5	$ 18.1	$ 18.9